SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Exchange rate financial gains and (losses) related revaluation of assets and liabilities	$ 442	$ (454)	$ 552
Short-term deposits, weighted average interest rate	4.05%	0.71%
Short-term bank deposits due to hedging transacations	$ 5,000	$ 5,000
Inventory write-offs	905	4,593	1,928
Cumulative inventory write-off	8,862	9,103
Reserve for sales returns	90	233
Severance expense	3,516	2,465	3,619
Allowance for credit losses	2,908	2,398	2,309	$ 1,867
Amount of past due receivables	15,000
Past due receivables amount over from two resellers in Africa and Latin America	10,100
Grants participations excluded from research and development costs	$ 825	167	339
Weighted average cost of debt	18.50%
ROU assets	$ 5,387	8,513
ROU lease liabilites	5,121
Remaining performance obligations as of the balance date for long- term	88,000
Amortization of deferred commission	1,863
Revenues	$ 122,737	$ 145,600	$ 135,922
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	2,735,125	2,613,894	2,897,273
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 53,000
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	30.00%	30.00%	30.00%
Remaining performance obligations as of the balance date for long- term	$ 35,000
Grants from the Israel Innovation Authority [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	539	$ (42)	$ 339
Grants from the Spain Tax Authorities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	$ 286	$ 209